Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 6,914	$ 231,811
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	58.60%	47.60%	69.80%
Customer Concentration Risk [Member] | Customer [Member] | Subsidiaries [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	12.40%	9.70%	8.40%
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	71.00%	57.30%	78.20%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	33.70%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage		28.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	22.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage		24.40%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	19.80%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage		17.50%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	11.60%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage		10.60%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk, percentage		10.30%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk, percentage			10.50%
China [Member]
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 7,433,398	$ 7,895,710
Hong Kong [Member]
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 1,098	$ 1,540